Condensed Interim Consolidated Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net loss for the period	$ 1,315,000	$ (1,371,000)
Add :
Depreciation and amortization	1,033,000	894,000
Stock based compensation expense	1,246,000	1,669,000
Interest expense and other financing charges	1,925,000	1,910,000
Unrealized foreign exchange	(145,000)	(509,000)
Cash provided by operating activities	5,374,000	2,593,000
Net changes in the working capital	(12,688,000)	(2,283,000)
Cash from (used in) operating activities	(7,314,000)	310,000
Investing activities:
Purchase of property, plant and equipment	(2,414,000)	(538,000)
Long term deposit	(174,000)	0
Cash (used in) investing activities	(2,588,000)	(538,000)
Financing activities
Issuance of shares	11,582,000	0
Exercise of options	30,000	126,000
Proceeds from working capital facilities	56,125,000	42,776,000
Repayment of working capital facilities	(53,049,000)	(39,119,000)
Repayment of vendor take back loan	(1,630,000)	(1,204,000)
Repayment of promissory note	(533,000)	0
Interest and other finance cost	(1,621,000)	(2,116,000)
Government assistance	(40,000)	(42,000)
Lease payments	(331,000)	(550,000)
Cash from (used in) financing activities	10,533,000	(129,000)
Increase (decrease) in cash and cash equivalents	631,000	(357,000)
Cash and cash equivalents, beginning of period	781,000	1,032,000
Effect of movements in exchange rates on cash held	(122,000)	(141,000)
Cash and cash equivalents at end of period	1,290,000	534,000
Supplemental cash flow disclosures:
Interest paid	1,603,000	2,116,000
Income tax paid	$ 0	$ 0